Commitments and Contingencies (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Hotel	Dec. 31, 2010	Dec. 31, 2006 Hotel	Dec. 31, 2012
Variable Interest Entity [Line Items]
Number of hotels in which company has variable interest entity	18
Number of hotels in which company has an investment	16
Charge Related to Vies Included in Selling General And Administrative Expense	$ 1
Possible cash outlay under contracts with performance guarantees	1
Variable Interest Entities (Textual) [Abstract]
Loans to Owners	13
Unfunded loan commitments expected to be funded in total	19
Unfunded loan commitments expected to be funded in year 1				0
Equity and other potential contributions associated with managed or joint venture properties	94
Equity and other potential contributions associated with managed or joint venture properties expected to be funded within one year	48
Surety bonds issued	21
Period in which management contract extended	5 years
Credit to Selling General Administrative and Other Expenses		8
Payment by Company to release itself from performance guarantee obligation		1
Number of hotels sold			33
Legal Fees	70
Percentage of domestic based employees covered by various collective bargaining agreements	25.00%
Estimated Insurance Claims Payable	70	72
Stand by Letter of Credit Insurance Claims	60	64
VIEs 16 [Member]
Variable Interest Entity [Line Items]
Investments associated with VIEs	83
Loan Balance with VIEs	9
VIEs 2 [Member]
Variable Interest Entity [Line Items]
Investments associated with VIEs	5
Maximum remaining exposure of guarantee related to VIE's	1
Possible cash outlay under contracts with performance guarantees	63
Possible cash outlay under contracts with performance guarantees funded largely offset by management fees received under contracts	62
1 VIE [Member]
Variable Interest Entity [Line Items]
Charge Related to Vies Included in Selling General And Administrative Expense		$ 3